Consolidated Statements of Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Cash flows from operating activities:
Net income (loss)	$ (8,307)	$ 4,796	$ (6,500)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation of property, plant and equipment	1,421	1,649	514
SEPA commitment fees	359
Financial (income) expense related to loan from others	33	1,278	401
Revaluation of warrants	(3)	(93)	(4,140)
Gain on troubled debt restructuring		(14,759)
Share-based compensation	303	682	1,139
Decrease (increase) in trade receivables	10	(83)
Decrease (increase) in other receivables	43	224	(290)
Changes in operating lease right-of-use assets	89	284	43
Increase (decrease) in trade payables	31	(156)	(150)
Changes in operating lease liabilities	147	(314)	(58)
Increase (decrease) in other payables	(157)	157	(341)
Net cash used in operating activities	(6,031)	(6,335)	(9,382)
Cash flows from investing activities:
Purchase of property, plant and equipment	(24)	(12)	(637)
Net cash used in investing activities	(24)	(12)	(637)
Cash flows from financing activities:
Proceed from exercise of warrants, net		1,441	947
Proceeds from issuance of shares, net		2,000	139
Proceeds from issuance of ordinary shares for SEPA holders, net	5,770
Net cash provided by financing activities	5,770	3,441	1,086
Effect of exchange rate changes on cash, cash equivalents and restricted cash	1	(9)	(272)
Increase (decrease) in cash, cash equivalents and restricted cash	(284)	(2,915)	(9,205)
Cash, cash equivalents and restricted cash at beginning of year	2,095	5,010	14,215
Cash, cash equivalents and restricted cash at end of year	1,811	2,095	5,010
Supplementary disclosure of cash flows activities:
Interest		143	833
(2) Non-cash transactions:
Recognition of right-of-use assets and lease liabilities upon exercise of lease extension option		952
Reclassification of warrants liability to equity			398
Shares issued for SEPA financing agreement	150
Loan convert into preferred shares		5,627
Exercise of warrants liability into shares			801
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	1,661	1,964	4,870
Restricted cash	150	131	140
Cash, cash equivalents and restricted cash	$ 1,811	$ 2,095	$ 5,010